Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2017
Shareholders' Equity [Abstract]
Schedule of fair value for options granted weighted average assumptions
	Six months ended June 30,
	2017	2016
	Unaudited

Suboptimal exercise multiple	1.0-1.5	1.0
Risk free interest rate	2.26%-2.32%	1.7%-1.83%
Volatility	52%-53%	55%-56%
Dividend yield	0%	0%

Summary of company's stock option activity
	Number of shares upon exercise	Weighted Average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (1)
	Unaudited

Outstanding as of December 31, 2016	2,733,166	$7.01	7.78	$16,054
Granted	35,000	19.96	9.80
Exercised	445,165	3.13	4.75
Forfeited	52,253	8.66	7.76

Outstanding as of June 30, 2017	2,270,748	$8.01	7.88	$25,950

Exercisable as of June 30, 2017	872,938	$5.73	6.88	$11,892

(1)	Calculation of aggregate intrinsic value for options outstanding and exercisable as of June 30, 2017 is based on the share price of the Company’s ordinary shares as of June 30, 2017 which was $19.35 per share.

Schedule of share-based compensation expense
	Six months ended June 30,
	2017	2016
	Unaudited

Cost of revenues	$287	$206
Research and development	297	156
Selling and marketing	430	332
General and administrative	934	768

Total share-based compensation expense	$1,948	$1,462